ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2023
	$’000	$’000

Non-current assets:
Accounts receivable – third parties	34	-
Accounts receivable – related parties	1,089	-

	1,123	-
Current assets:
Accounts receivable – third parties	12,757	12,180
Accounts receivable – related parties	2,062	3,168
Less: allowance for current expected credit losses	(1,665)	(798)

	13,154	14,550

Accounts receivable, net	14,277	14,550

SCHEDULE OF ALLOWANCE FOR CURRENT EXPECTED CREDIT LOSSES

The following table presents the activities in the allowance for current expected credit losses as of December 31, 2024 and 2023.

	As of December 31,
	2024	2023
	$’000	$’000

Balance at January 1,	798	530
Additions	907	251
Foreign exchange translation adjustment	(40)	17

Balance at December 31,	1,665	798